Long-Term Debt (Details Narrative) $ in Thousands	3 Months Ended				5 Months Ended	6 Months Ended		7 Months Ended	8 Months Ended
	Apr. 03, 2025 USD ($)	Mar. 28, 2025 USD ($)	Mar. 26, 2025 USD ($)	Mar. 23, 2023 USD ($)	May 31, 2025	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Aug. 07, 2024 USD ($)	Sep. 11, 2024 USD ($)	Sep. 10, 2024 USD ($)	Dec. 31, 2024 USD ($)
Line of Credit Facility [Line Items]
Interest rate description						1-month Compounded SOFR
Debt Instrument, Basis Spread on Variable Rate						0.64%
Repayments of Debt						$ 70,393	$ 0
2027 Secured Notes [Member]
Line of Credit Facility [Line Items]
Issuance date						Jun. 16, 2022
Frequency of payments						An amount equal to 15% per annum of the original principal balance of each Note is payable in equal quarterly installments on the 15th day of each of January, April, July, and October starting October 15, 2022, and the remaining unpaid principal balance shall be due and payable on the maturity date of July 15, 2027
Debt Instrument, Basis Spread on Variable Rate						5.69%
Description of Scope						for the repayment of the remaining outstanding balances on its New Hayfin Credit Facility and the Hellenic Bank Credit Facility (releasing five unencumbered vessels), and our 2024 Notes. The remaining amount of net proceeds were allocated for general corporate purposes
Repurchased face amount						$ 350,000
Description of Variable Rate Basis						interpolated interest rate of 2.84% plus a margin 2.85%
Debt Instrument, Collateral						20
Numbers of vessels released as collateral						3
Senior Notes						$ 205,625
Dimitris Y [Member]
Line of Credit Facility [Line Items]
Collateral description					July 28, 2025, was released as collateral
UBS Credit Facility (a) [Member]
Line of Credit Facility [Line Items]
Issuance date			Mar. 26, 2025
Maximum Borrowing Capacity			$ 85,000
Drawn down date			April 2, 2025
Maturity date			second quarter of 2028
Nymber of repayments installments			12
Frequency of payments			quarterly
Periodic payment			$ 7,000
Ballon payment to be paid			$ 1,000
Interest rate description			SOFR
Debt Instrument, Basis Spread on Variable Rate			2.15%
Description of Scope			The Company used the net proceeds from the UBS Credit Facility and prepaid in full, the following existing debt facilities (i) Macquarie Credit Facility (fully prepaid on April 3, 2025 the amount of $17,500), (ii) E.SUN, MICB, Cathay, Taishin Credit Facility, and (iii) HCOB, CACIB, ESUN, CTBC, Taishin Credit Facility (fully prepaid on April 3, 2025 the amount of $46,818). On March 28, 2025, the Company fully prepaid with its own cash the amount $5,900 of E.SUN, MICB, Cathay, Taishin Credit Facility, as no drawdown of the UBS Credit Facility had taken place during the first quarter of 2025
Long-Term Debt, Gross						85,000					$ (0)
$300.0 Million Senior Secured Term Loan Facility CACIB, ABN, Bank of America, First Citizens Bank, CTBC [Member]
Line of Credit Facility [Line Items]
Maximum Borrowing Capacity								$ 300,000
Drawn down date								third quarter of 2024
Maturity date								third quarter of 2030
Nymber of repayments installments								12
Frequency of payments								quarterly
Periodic payment								$ 12,000
Ballon payment to be paid								$ 60,000
Interest rate description								SOFR
Debt Instrument, Basis Spread on Variable Rate								1.85%
Description of Scope								to refinance or prepay, in full or in part, the following (a) existing debt facilities (i) Sinopac Credit Facility, (ii) Deutsche Credit Facility, (iii) HCOB Credit Facility, (iv) CACIB, Bank Sinopac, CTBC Credit Facility, (v) Chailease Credit Facility, (vi) Syndicated Senior Secured Credit Facility (CACIB, ABN, First-Citizens & Trust Company, Siemens, CTBC, Bank Sinopac, Palatine), (vii) Macquarie loan and (viii) E.SUN, MICB, Cathay, Taishin Credit Facility and (b) existing sale and lease back agreements (i) $54,000 Sale and Leaseback agreement – CMBFL and (ii) $14,735 Sale and Leaseback agreement - Neptune Maritime Leasing. The refinancing transaction was accounted as a debt extinguishment.
Long-Term Debt, Gross						$ 264,000
Number of tranches								3
$300.0 Million Senior Secured Term Loan Facility CACIB, ABN, Bank of America, First Citizens Bank, CTBC [Member] | First Four Installments [Member]
Line of Credit Facility [Line Items]
Nymber of repayments installments								4
Frequency of payments								quarterly
Periodic payment								$ 10,000
$300.0 Million Senior Secured Term Loan Facility CACIB, ABN, Bank of America, First Citizens Bank, CTBC [Member] | Next Four Installments [Member]
Line of Credit Facility [Line Items]
Nymber of repayments installments								4
Frequency of payments								quarterly
Periodic payment								$ 8,000
$300.0 Million Senior Secured Term Loan Facility CACIB, ABN, Bank of America, First Citizens Bank, CTBC [Member] | Last Four Installments [Member]
Line of Credit Facility [Line Items]
Nymber of repayments installments								4
Frequency of payments								quarterly
Periodic payment								$ 6,000
$76.0 million Macquarie Bank Limited Credit Facility [Member]
Line of Credit Facility [Line Items]
Issuance date						May 18, 2023
Maximum Borrowing Capacity						$ 76,000
Drawn down date						second quarter of 2023
Maturity date						May 2026
Ballon payment to be paid						$ 25,000
Interest rate description						SOFR
Debt Instrument, Basis Spread on Variable Rate						3.50%
Description of Scope						to finance part of the acquisition cost of four containership, each with carrying capacity of, 8,544 TEU vessels for an aggregate purchase price of $123,300
Long-Term Debt, Gross						$ 0
Number of tranches						4
Repayments of Debt	$ 17,500									$ 18,500
Fees on repayments of debt						$ 175
$76.0 million Macquarie Bank Limited Credit Facility [Member] | Two Installments [Member]
Line of Credit Facility [Line Items]
Nymber of repayments installments						2
Frequency of payments						quarterly
Periodic payment						$ 5,000
$76.0 million Macquarie Bank Limited Credit Facility [Member] | Six Installments [Member]
Line of Credit Facility [Line Items]
Nymber of repayments installments						6
Frequency of payments						quarterly
Periodic payment						$ 6,000
$76.0 million Macquarie Bank Limited Credit Facility [Member] | One Installment [Member]
Line of Credit Facility [Line Items]
Nymber of repayments installments						1
Frequency of payments						quarterly
Periodic payment						$ 3,000
$76.0 million Macquarie Bank Limited Credit Facility [Member] | Two Installments I [Member]
Line of Credit Facility [Line Items]
Nymber of repayments installments						2
Frequency of payments						quarterly
Periodic payment						$ 1,000
$60.0 Million E.SUN, MICB, Cathay, Taishin Credit Facility [Member]
Line of Credit Facility [Line Items]
Maturity date						July 2026			October 2025
Interest rate description						SOFR
Description of Scope						The Company used a portion of the net proceeds from this credit facility to fully prepay the outstanding balance of the Blue Ocean Junior Credit Facility at that time
Long-Term Debt, Gross						$ 0
Number of tranches						3
Description of Variable Rate Basis						2.75% per annum plus Credit Adjustment Spread (“CAS”)
Repayments of Debt		$ 5,900							$ 8,500
Issuance date of debt instrument						December 30, 2021
$60.0 Million E.SUN, MICB, Cathay, Taishin Credit Facility [Member] | One Installment [Member]
Line of Credit Facility [Line Items]
Nymber of repayments installments						1
Periodic payment						$ 1,100
$60.0 Million E.SUN, MICB, Cathay, Taishin Credit Facility [Member] | Eight Installments [Member]
Line of Credit Facility [Line Items]
Nymber of repayments installments										8
Frequency of payments										quarterly
Periodic payment										$ 4,500
$60.0 Million E.SUN, MICB, Cathay, Taishin Credit Facility [Member] | Ten Installments [Member]
Line of Credit Facility [Line Items]
Nymber of repayments installments										10
Frequency of payments										quarterly
Periodic payment										$ 2,400
$60.0 Million E.SUN, MICB, Cathay, Taishin Credit Facility [Member] | Four Installments [Member]
Line of Credit Facility [Line Items]
Nymber of repayments installments						4
Frequency of payments						quarterly
Periodic payment						$ 2,400
$60.0 Million E.SUN, MICB, Cathay, Taishin Credit Facility [Member] | After September 112024 [Member]
Line of Credit Facility [Line Items]
Frequency of payments						quarterly
$38.5 Million Blue Ocean Junior Credit Facility [Member]
Line of Credit Facility [Line Items]
Repayments of Debt	26,205
Fees on repayments of debt	$ 3,968
$140.0 Million HBOC, CACIB, ESUN, CTBC, Taishin Credit Facility [Member]
Line of Credit Facility [Line Items]
Maximum Borrowing Capacity						$ 140,000
Drawn down date						July 2021
Maturity date						July 2026
Ballon payment to be paid						$ 35,600
Interest rate description						SOFR
Description of Scope						to finance the acquisition of the Twelve Vessels
Long-Term Debt, Gross						$ 0
Description of Variable Rate Basis						3.25% per annum plus CAS
Repayments of Debt				$ 2,838
Issuance date of debt instrument						July 6, 2021